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Phone:  603-226-5706
Fax:    603-226-5448
E-Mail: Craig.Moreshead@LFG.com
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VIA EDGAR

January 27, 2011

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE: Lincoln Variable Insurance Products Trust (the "Trust")
   (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 94 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish five new series of the Trust: LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, and LVIP Total Bond Fund.

We anticipate that these Funds will become effective on April 30, 2011, although we plan on filing pursuant to Rule 485(b) on or about April 14, 2011.

Please contact the undersigned at 603-226-5706 with your comments.

Sincerely,

/s/ Craig D. Moreshead

Craig D. Moreshead, Esq.
Senior Counsel

Enclosures

cc: Colleen E. Tonn